September 19, 2011


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:     Guggenheim Defined Portfolios, Series 814
        File No. 333-175787

Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on September 16, 2011.

Guggenheim Funds Distributors, Inc.


By:   /s/ Kevin Robinson
     -------------------
     Senior Managing Director,
     General Counsel and Secretary